Other investments	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Other investments

8.	Other investments

	2025	2024
	(Unaudited)	(Unaudited)
	USD	USD

Unquoted shares, at cost
At cost	-	2,722
Less: Accumulated Impairment Loss	-	(2,702)
Exchange Differences	-	(20)

	-	-
Quoted shares,
At cost, reclassification from investment in associates (Note 9)	1,492,916	-
Add: Fair Value Through Other Comprehensive Income	4,789,639	-
Exchange Differences	308,153	-

	6,590,708	-

As at 30 September	6,590,708	-

Investment in quoted shares of the Group is measured at fair value through other comprehensive income (FVTOCI). Investment in unquoted shares of the Group is measured at fair value through profit or loss (FVTPL).

8.	Other investments

	2025	2024
	USD	USD

Financial assets at fair value through profit or loss
Unquoted shares
As at 1 April	-	28,768
Disposal during year	-	(28,748)

	-	20
Exchange difference	-	(20)

	-	-

Investment in unquoted shares of the Group is measured at fair value through profit or loss.